Accounting judgments, estimates and assumptions - Sensitivity to input parameters (Details) - Deferred revenue $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Share of durable items
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Decrease in deferred revenue balance	$ 20,934
Increase in revenue	20,699
Increase in deferred revenue balance	(20,699)
Decrease in revenue	$ 20,934
Share of consumable items
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Decrease in deferred revenue balance	$ (3,685)
Increase in revenue	3,685
Increase in deferred revenue balance	3,685
Decrease in revenue	$ (3,685)
Estimated lifespans
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Decrease in deferred revenue balance	$ (31,136)
Increase in revenue	31,136
Increase in deferred revenue balance	29,275
Decrease in revenue	$ (29,275)